S-K 1602(a)(3) Forepart, Sponsor Compensation	Sep. 28, 2026 USD ($) $ / shares shares
Private Placement Warrant [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	500,000
Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	600,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 16,679
MNBS Holdings LLC [Member] | Private Placement Warrant [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,000,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1
MNBS Holdings LLC [Member] | Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	600,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 16,679